Cash and cash equivalents - Summary of Cash and Cash Equivalents (Detail)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Summary of cash and cash equivalents
Cash and cash equivalents	¥ 199,411,823	$ 31,292,067	¥ 203,556,885
Variable Interest Entity, Primary Beneficiary [Member]
Summary of cash and cash equivalents
Cash and cash equivalents	1,453,323	$ 228,058	398,952
CN | Variable Interest Entity, Primary Beneficiary [Member]
Summary of cash and cash equivalents
Cash and cash equivalents	1,453,323		398,952
CN | Variable Interest Entity, Not Primary Beneficiary [Member]
Summary of cash and cash equivalents
Cash and cash equivalents	1,316,167		3,049,660
Overseas [Member]
Summary of cash and cash equivalents
Cash and cash equivalents	¥ 196,642,333		¥ 200,108,273